Financial instruments and financial risk management - Carrying Value of the Financial Instruments (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Financial instruments and financial risk management
Financial instruments at fair value	$ 2,636,197	$ 11,349,497
Derivative warrant liabilities | Public warrants
Financial instruments and financial risk management
Financial instruments at fair value	149,184	875,000
Convertible notes
Financial instruments and financial risk management
Financial instruments at fair value	48,281	7,657,397
Promissory note
Financial instruments and financial risk management
Financial instruments at fair value	1,185,868	1,316,236
Promissory note | NCAC
Financial instruments and financial risk management
Financial instruments at fair value	1,252,864
Level 1
Financial instruments and financial risk management
Financial instruments at fair value	149,184	875,000
Level 1 | Derivative warrant liabilities | Public warrants
Financial instruments and financial risk management
Financial instruments at fair value	149,184	875,000
Level 2
Financial instruments and financial risk management
Financial instruments at fair value		26,608
Level 3
Financial instruments and financial risk management
Financial instruments at fair value	2,487,013	10,447,889
Level 3 | Convertible notes
Financial instruments and financial risk management
Financial instruments at fair value	48,281	7,657,397
Level 3 | Promissory note
Financial instruments and financial risk management
Financial instruments at fair value	1,185,868	$ 1,316,236
Level 3 | Promissory note | NCAC
Financial instruments and financial risk management
Financial instruments at fair value	$ 1,252,864